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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                        Van Eck Worldwide Insurance Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.

Worldwide Real Estate Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

                                   No. of
                                   Shares/
                                  Principal
Country                            Amount        Securities (a)                                                     Value
-----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA: 1.0%
                                      30,000     Lend Lease Corp. Ltd.                                              $248,950
                                                                                                           ------------------

CANADA: 11.8%
                                       5,000     BPO Properties Ltd.                                                 158,623
                                       6,400     Brookfield Homes Corp.                                              168,640
                                      31,500     Brookfield Properties Corp. (USD)                                 1,016,190
                                         500     Brookfield Properties Corp.                                          16,092
                                      50,000     Genesis Land Development Corp. +                                     89,226
                                     195,000     Killam Properties, Inc. +                                           293,849
                                     110,000     TimberWest Forest Corp.                                           1,221,398
                                                                                                           ------------------
                                                                                                                   2,964,018
                                                                                                           ------------------

FRANCE: 1.2%
                                       2,500     Unibail S.A.                                                        301,272
                                                                                                           ------------------

GERMANY: 1.4%
                                      30,000     IVG Immobilien AG                                                   361,713
                                                                                                           ------------------

HONG KONG: 2.9%
                                     300,000     Hang Lung Properties Ltd.                                           442,495
                                      30,000     Sun Hung Kai Properties Ltd.                                        282,812
                                                                                                           ------------------
                                                                                                                     725,307
                                                                                                           ------------------

ITALY: 0.7%
                                     200,000     Beni Stabili S.p.A.                                                 171,783
                                                                                                           ------------------

JAPAN: 7.4%
                                       4,000     Goldcrest Co. Ltd.                                                  234,331
                                      28,000     Mitsubishi Estate Co. Ltd.                                          292,914
                                      80,000     Mitsui Fudosan Co. Ltd.                                             833,985
                                      45,000     Sumitomo Realty & Development Co. Ltd.                              480,988
                                                                                                           ------------------
                                                                                                                   1,842,218
                                                                                                           ------------------

SPAIN: 4.3%
                                      10,000     Inmobiliaria Colonial S.A.                                          338,718
                                      34,540     Inmobiliaria Urbis S.A.                                             395,844
                                       4,865     Metrovacesa S.A.                                                    199,134
                                      10,000     Vallehermoso S.A.                                                   141,702
                                                                                                           ------------------
                                                                                                                   1,075,398
                                                                                                           ------------------

UNITED KINGDOM: 3.5%
                                      32,160     British Land Co. PLC                                                433,498
                                      20,562     Land Securities Group PLC                                           436,980
                                                                                                           ------------------
                                                                                                                     870,478
                                                                                                           ------------------

UNITED STATES: 55.3%
                                      15,000     AMB Property Corp.                                                  555,300
                                      12,000     Apartment Investment & Management Co. (Class A)                     417,360
                                      22,000     Archstone-Smith Trust                                               696,080
                                      12,000     Boston Properties, Inc.                                             664,680
                                      20,000     Cedar Shopping Centers, Inc.                                        279,000
                                       5,000     Chelsea Property Group, Inc.                                        335,500
                                      45,500     Crescent Real Estate Equities Co.                                   716,170
                                       8,000     Equity Office Properties Trust                                      218,000
                                      10,000     Equity Residential Properties Trust                                 310,000
                                      18,000     General Growth Properties, Inc.                                     558,000
                                      20,300     Hilton Hotels Corp.                                                 382,452
                                      10,000     Kimco Realty Corp.                                                  513,000
                                      95,400     La Quinta Corp. +                                                   744,120
                                      12,000     Liberty Property Trust                                              478,080
                                      17,200     Lodgian, Inc +                                                      170,280
                                      30,000     LTC Properties, Inc.                                                536,700
                                       8,000     Macerich Co. (The)                                                  426,320
                                     119,500     Meristar Hospitality Corp. +                                        651,275
                                      21,500     Mesabi Trust                                                        201,025
                                      15,500     National Health Investors, Inc.                                     440,820
                                      26,000     Post Properties, Inc.                                               777,400
                                      17,000     ProLogis Trust                                                      599,080
                                      11,000     Public Storage, Inc.                                                545,050
                                      18,000     Simon Property Group, Inc.                                          965,340
                                       9,000     SL Green Realty Corp.                                               466,290
                                       8,000     Starwood Hotels & Resorts Worldwide, Inc                            371,360
                                      14,250     United Dominion Realty Trust, Inc.                                  282,577
                                      10,000     Urstadt Biddle Properties (Class A)                                 152,400
                                      18,000     Vail Resorts, Inc. +                                                325,260
                                     100,000     Wyndham International, Inc. (Class A) +                              82,000
                                                                                                           ------------------
                                                                                                                  13,860,919
                                                                                                           ------------------

Total Stocks and Other
  Investments: 89.5%
  (Cost: $15,305,134)                                                                                             22,422,056
                                                                                                           ------------------

Corporate Note:
United States: 0.1%                   28,000     Brookfield Homes Corp.
                                                 12.00% 6/30/20
                                                 (Cost $28,793)                                                       29,190
                                                                                                           ------------------


                                   Date of
Short-Term Obligation: 11.9%       Maturity                               Coupon
-----------------------------------------------------------------------------------------------------------

Repurchase Agreement:
Purchased on 9/30/04;
Maturity value $2,975,136
(with State Street Bank &
Trust Co., collateralized by
$3,045,000 Federal Home Loan
Bank, 2.45% due 8/04/06 with
a value of $3,037,388)
(Cost: $2,975,000)                  10/01/04                               1.65%                                   2,975,000
                                                                                                           ------------------

Total Investments: 101.5%
(Cost: $18,308,927)(b)                                                                                            25,426,246
Other assets less
  liabilities: (1.5%)                                                                                               (385,339)
                                                                                                           ------------------
Net Assets: 100%                                                                                                 $25,040,907
                                                                                                           ==================



        Summary of Investments by Industry        % of Net
                                                  Assets
--------------------------------------------------------------

Diversified                                             22.9%
Forest Products                                          4.9%
Healthcare                                               3.9%
Hotels                                                   9.6%
Industrial                                               4.6%
Office                                                  12.2%
Regional Malls                                           9.1%
Residential                                             11.1%
Shopping Centers                                         3.8%
Storage                                                  2.2%
Other                                                    5.3%
Short-Term Obligation                                   11.9%

Other assets less liabilities                           (1.5)%
                                                  ------------
                                                         100%
                                                  ============

---------------------------------------------------
(a) Unless otherwise indicated, securities owned are shares of common stock.

(b) - For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $7,117,319, of which $7,204,164 related to appreciated securities and $86,845 related to depreciated securities.

+ Non-Income Producing

For additional information regarding the accounting policies if the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Real Estate Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Real Estate Fund

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund
     -------------------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund
     -----------------------------------------------------------------------

Date November 23,2004
     ----------------